EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
20.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	2009	2010		2011
	US$	US$	US$	US$	US$
		Class A	Class B	Class A	Class B

Earnings per share—basic:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—basic	52,652	41,731	21,377	68,886	32,739

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	73,986,129	49,385,264	25,298,329	51,849,923	24,642,349

Denominator used for earnings per share	73,986,129	49,385,264	25,298,329	51,849,923	24,642,349
Earnings per share—basic	0.71	0.85	0.85	1.33	1.33

Earnings per share—diluted:
Numerator:
Allocation of net income attributable to ordinary shareholders used in calculating income per ordinary share—diluted	52,652	41,552	21,556	68,586	33,039

Reallocation of net income attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	—	21,556	—	33,039	—
Net income attributable to ordinary shareholders	52,652	63,108	21,556	101,625	33,039
Denominator
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	73,986,129	49,385,264	25,298,329	51,849,923	24,642,349
Conversion of Class B to Class A ordinary shares	—	25,298,329	—	24,642,349	—
Employee stock options	3,432,831	5,537,040	2,102,500	5,723,560	2,086,667

Denominator used for earnings per share	77,418,960	80,220,633	27,400,829	82,215,832	26,729,016

Earnings per share—diluted	0.68	0.79	0.79	1.24	1.24

Options to purchase 3,012,762 (exercise price of US$5 to US$10 per share), 4,021,800 (exercise price of US$10 to US$10.63 per share) and nil ordinary shares were outstanding during the year ended 2009, 2010 and 2011, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.